General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

The following table shows the major categories of general and administrative expenses for the years end December 31, 2025 and 2024 and for the period from November 9, 2023 (inception) to December 31,2023.

	For the year ended December 31,		For the period from November 9, 2023 (inception) to
	2025	2024	2023
Audit and accounting*	$319,342	$-	$5,000
Consulting fees	3,018,692	542,070	6,738
Director fees	482,333	-	-
Filing and listing fees	630,936	-	-
Insurance	1,053,620	4,822	-
Legal fees	2,828,970	7,500	299,726
Travel and subsistence	194,689	157,933	22,317
Other expenses	370,094	131,709	-
Other professional services	197,763	70,447	-
Payroll	926,203	900,935	-
Rent and lease	131,161	52,100	-
Stock based compensation	1,162,531	-	-
Value added tax	612,247	244,237	-
	$11,928,581	$2,111,753	$333,781

*	Accounting and audit costs totaling $225,113 were expensed as incurred and classified as merger and acquisition expenses in 2024.